OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING SEGMENTS
Schedule of financial performance by operating segment

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2019
	Banking	Banking	Banking El	Banking		Investment			All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Off shore	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation	12,970,741	1,876,925	1,094,422	977,980	152	8	5,018	614,073	12,160	17,551,479	(170,795)	17,380,684
Interest income on loans and financial leases	12,592,221	1,654,600	1,052,680	905,016	132	—	96	411,504	11,804	16,628,053	267	16,628,320
Total debt investments	716,032	172,610	40,915	73,152	20	8	14,757	24,682	9	1,042,185	—	1,042,185
Derivatives	(172,399)	1,625	—	—	—	—	(10,416)	169,483	—	(11,707)	(171,062)	(182,769)
Total liquidity operations	(165,113)	48,090	827	(188)	—	—	581	8,404	347	(107,052)	—	(107,052)
Interest expenses	(4,408,233)	(720,587)	(295,433)	(388,571)	(138)	(4)	(26)	(304,519)	(62,283)	(6,179,794)	—	(6,179,794)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,562,508	1,156,338	798,989	589,409	14	4	4,992	309,554	(50,123)	11,371,685	(170,795)	11,200,890
Total credit impairment charges, net	(2,564,417)	(408,132)	(83,110)	(333,699)	(716)	(251)	(4,363)	19,169	(6,943)	(3,382,462)	(28,659)	(3,411,121)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	5,998,091	748,206	715,879	255,710	(702)	(247)	629	328,723	(57,066)	7,989,223	(199,454)	7,789,769
Revenues (Expenses) from transactions with other operating segments of the Bank	(19,212)	(36,107)	(2,154)	(36,255)	(25,529)	31,585	62,628	167,419	(142,375)	—	—	—
Fees and commission income (1)	3,269,747	350,055	268,309	170,854	349,438	30,829	113,364	25,800	588	4,578,984	(12)	4,578,972
Fees and commission expenses	(1,297,186)	(143,616)	(60,673)	(38,006)	(2,942)	(154)	(3,229)	(3,922)	(3,511)	(1,553,239)	—	(1,553,239)
Total fees and commission income, net	1,972,561	206,439	207,636	132,848	346,496	30,675	110,135	21,878	(2,923)	3,025,745	(12)	3,025,733
Other operating income	433,887	29,704	6,158	68,288	13,341	5,830	(9,392)	7,067	986,126	1,541,009	(5,762)	1,535,247
Dividends and net income on equity investments	131,029	5,562	211	668	43,498	24,810	16,514	27	269,736	492,055	(111,456)	380,599
Total operating income, net	8,516,356	953,804	927,730	421,259	377,104	92,653	180,514	525,114	1,053,498	13,048,032	(316,684)	12,731,348
Operating expenses (2)	(5,203,354)	(573,042)	(444,933)	(358,923)	(121,259)	(32,558)	(112,204)	(61,087)	(522,103)	(7,429,463)	236	(7,429,227)
Impairment, depreciation and amortization	(407,102)	(105,232)	(46,381)	(120,130)	(1,031)	(187)	(1,738)	(2,746)	(138,738)	(823,285)	(1,305)	(824,590)
Total operating expenses	(5,610,456)	(678,274)	(491,314)	(479,053)	(122,290)	(32,745)	(113,942)	(63,833)	(660,841)	(8,252,748)	(1,069)	(8,253,817)
Profit before tax	2,905,900	275,530	436,416	(57,794)	254,814	59,908	66,572	461,281	392,657	4,795,284	(317,753)	4,477,531
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.

	For the year ended December 31, 2018
	Banking	Banking	Banking El	Banking		Investment				All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking		Brokerage	Off shore	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation	12,215,644	1,573,928	931,405	894,934	404	22		24,273	547,878	14,737	16,203,225	(86,725)	16,116,500
Interest income on loans and financial leases	11,990,678	1,449,441	861,174	821,276	—	—		—	434,754	9,049	15,566,372	52	15,566,424
Total Debt investments	366,354	101,599	25,081	72,896	105	22		14,728	20,559	32	601,376	(2)	601,374
Derivatives	(17,023)	(13,250)	—	—	—	—		7,694	86,779	—	64,200	(86,775)	(22,575)
Total liquidity operations	(124,365)	36,138	45,150	762	299	—		1,851	5,786	5,656	(28,723)	—	(28,723)
Interest expenses	(4,194,772)	(558,126)	(252,351)	(360,988)	(39)	—		(15)	(247,666)	(56,259)	(5,670,216)	—	(5,670,216)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,020,872	1,015,802	679,054	533,946	365	22		24,258	300,212	(41,522)	10,533,009	(86,725)	10,446,284
Total credit impairment charges, net	(3,354,330)	(269,164)	(94,301)	(136,289)	(826)	(135)		155	19,039	(7,221)	(3,843,072)	—	(3,843,072)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	4,666,542	746,638	584,753	397,657	(461)	(113)		24,413	319,251	(48,743)	6,689,937	(86,725)	6,603,212
Revenues (Expenses) from transactions with other operating segments of the Bank	(6,986)	(30,634)	(2,029)	(7,574)	(32,509)	20,187		55,843	98,987	(95,285)	—	—	—
Fees and commission income (1)	2,841,302	312,762	227,114	141,253	313,908	20,271		113,970	20,840	2,988	3,994,408	(149)	3,994,259
Fees and commission expenses	(1,009,573)	(120,520)	(43,216)	(29,320)	(2,380)	(46)		(2,734)	(3,408)	(1,859)	(1,213,056)	—	(1,213,056)
Total fees and commission income, net	1,831,729	192,242	183,898	111,933	311,528	20,225		111,236	17,432	1,129	2,781,352	(149)	2,781,203
Other operating income	250,598	39,781	4,842	52,287	19,826	965		(10,468)	15,668	912,738	1,286,237	(34,670)	1,251,567
Dividends and net income on equity investments	(49,316)	4,240	1,894	580	18,572	(67,990)		(12,416)	(270,523)	(34,485)	(409,444)	703,474	294,030
Recovery (Impairment) charges on cash-generating unit	—	—	—	—	—	173,339	(2)	—	—	(4,583)	168,756	—	168,756
Total operating income, net	6,692,567	952,267	773,358	554,883	316,956	146,613		168,608	180,815	730,771	10,516,838	581,930	11,098,768
Operating expenses (3)	(4,902,500)	(554,890)	(402,831)	(373,279)	(111,614)	(24,110)		(98,687)	(53,313)	(467,770)	(6,988,994)	(2)	(6,988,996)
Impairment, depreciation and amortization	(177,779)	(55,127)	(26,122)	(84,996)	(588)	(131)		(1,402)	(2,072)	(144,722)	(492,939)	(963)	(493,902)
Total operating expenses	(5,080,279)	(610,017)	(428,953)	(458,275)	(112,202)	(24,241)		(100,089)	(55,385)	(612,492)	(7,481,933)	(965)	(7,482,898)
Profit before tax	1,612,288	342,250	344,405	96,608	204,754	122,372		68,519	125,430	118,279	3,034,905	580,965	3,615,870
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes imparment recovery in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 8 Investments in associates and joint ventures.
(3)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.

	For the year ended December 31, 2017(1)
	Banking	Banking	Banking El	Banking		Investment				All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking		Brokerage	Off shore	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation	12,995,017	1,495,446	882,806	865,038	794	94		8,916	444,649	10,201	16,702,961	(6,568)	16,696,393
Interest income on loans and financial leases	12,586,875	1,374,398	830,050	767,986	-	-		-	412,418	13,000	15,984,727	(426)	15,984,301
Total Debt investments	602,304	93,154	31,582	100,193	193	94		15,147	16,329	735	859,731	-	859,731
Derivatives	(54,156)	438	-	-	-	-		(7,661)	6,085	(289)	(55,583)	(6,084)	(61,667)
Total liquidity operations	(140,006)	27,456	21,174	(3,141)	601	-		1,430	9,817	(3,245)	(85,914)	(58)	(85,972)
Interest expenses	(4,791,976)	(523,312)	(256,994)	(348,726)	(102)	-		(72)	(226,304)	(85,928)	(6,233,414)	428	(6,232,986)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,203,041	972,134	625,812	516,312	692	94		8,844	218,345	(75,727)	10,469,547	(6,140)	10,463,407
Total credit impairment charges, net	(3,195,837)	(46,468)	(110,018)	(125,877)	(549)	466		(147)	6,541	1,696	(3,470,193)	8,576	(3,461,617)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	5,007,204	925,666	515,794	390,435	143	560		8,697	224,886	(74,031)	6,999,354	2,436	7,001,790
Revenues (Expenses) from transactions with other operating segments of the Bank	(59,884)	(26,837)	(963)	(972)	(33,024)	16,209		53,075	101,327	(48,931)	-	-	-
Fees and commission income(2)	2,531,221	317,753	211,159	126,022	285,648	28,747		97,185	19,390	3,989	3,621,114	-	3,621,114
Fees and commission expenses	(889,481)	(112,986)	(40,325)	(24,457)	(1,982)	(52)		(482)	(2,874)	(2,476)	(1,075,115)	-	(1,075,115)
Total fees and commission income, net	1,641,740	204,767	170,834	101,565	283,666	28,695		96,703	16,516	1,513	2,545,999	-	2,545,999
Other operating income	608,025	8,662	(7,799)	54,246	13,560	1,886		(11,647)	6,428	885,182	1,558,543	(4,806)	1,553,737
Dividends and net income on equity investments	(53,141)	7,038	324	608	18,249	(70,114)		12,278	(239,328)	(61,156)	(385,242)	675,884	290,642
Recovery (Impairment) charges on cash-generating unit	-	-	-	-	-	(173,339)	(3)	-	-	-	(173,339)	-	(173,339)
Total operating income, net	7,143,944	1,119,296	678,190	545,882	282,594	(196,103)		159,106	109,829	702,577	10,545,315	673,514	11,218,829
Operating expenses (4)	(4,715,976)	(569,219)	(383,002)	(343,646)	(113,482)	(34,100)		(101,255)	(56,593)	(430,212)	(6,747,485)	538	(6,746,947)
Impairment, depreciation and amortization	(147,262)	(55,197)	(34,671)	(101,392)	(540)	(133)		(1,398)	(967)	(137,377)	(478,937)	(174)	(479,111)
Total operating expenses	(4,863,238)	(624,416)	(417,673)	(445,038)	(114,022)	(34,233)		(102,653)	(57,560)	(567,589)	(7,226,422)	364	(7,226,058)
Profit before tax	2,280,706	494,880	260,517	100,844	168,572	(230,336)		56,453	52,269	134,988	3,318,893	673,878	3,992,771
(1)

Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been reclassified in the process of adopting IFRS 15.

(2)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(3)	Includes imparment recognition in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 8 Investments in associates and joint ventures.
(4)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.

Schedule of financial information of the total assets and liabilities by operating segment

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2019
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment			All other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Off shore	segments	eliminations	consolidation	eliminations
Total assets	162,531,140	33,196,996	16,035,662	14,333,631	638,147	1,763,260	304,211	18,283,107	9,923,085	257,009,239	(20,921,126)	236,088,113
Total liabilities	(145,013,642)	(29,632,112)	(14,154,533)	(13,093,982)	(99,867)	(43,700)	(56,583)	(11,833,818)	(2,738,052)	(216,666,289)	9,383,795	(207,282,494)

As of December 31, 2018
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment			All other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Off shore	segments	eliminations	consolidation	eliminations
Total assets	149,185,338	31,116,800	14,704,427	13,556,250	580,205	1,779,618	301,851	17,963,675	9,638,514	238,826,678	(18,750,196)	220,076,482
Total liabilities	(132,722,635)	(27,761,479)	(12,963,237)	(12,209,984)	(86,524)	(40,741)	(57,765)	(12,640,349)	(2,336,273)	(200,818,987)	7,397,730	(193,421,257)

Schedule of financial information of the investments in associates and joint ventures by operating segment

The following table presents financial information of the investments in associates and joint ventures by operating segment:

As of December 31, 2019(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	358,822	13,859	262,958	481,801	1,250,317	2,367,757
Equity method	59,998	201	43,707	3,067	142,258	249,231
(1)	As of December 31, 2019, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.

As of December 31, 2018(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	313,081	13,544	230,211	451,113	1,141,630	2,149,579
Equity method	32,859	1,887	20,235	27,909	104,924	187,814
(1)	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.

Schedule of material non-cash items other than depreciation and amortization by segment

The following table presents material non-cash items other than depreciation and amortization by segment:

For the year ended December 31, 2019
	Banking	Banking	Banking El	Banking		Investment		Off	All other
	Colombia	Panamá	Salvador	Guatemala	Trust	Banking	Brokerage	shore	segments	Total
In millions of COP
Foreclosed assets received from impaired loans	267,989	59,096	17,566	13,882	-	-	-	1,057	-	359,590
Provisions	2,566,925	415,339	80,758	330,161	205	251	4,363	(20,356)	7,535	3,385,181

For the year ended December 31, 2018
	Banking	Banking	Banking El	Banking		Investment		Off	All other
	Colombia	Panamá	Salvador	Guatemala	Trust	Banking	Brokerage	shore	segments	Total
In millions of COP
Foreclosed assets received from impaired loans	271,695	84,390	15,782	9,377	-	-	-	6,376	12,373	399,993
Provisions	3,368,901	258,983	97,182	136,923	826	135	(155)	(18,300)	7,130	3,851,625

For the year ended December 31, 2017
	Banking	Banking	Banking El	Banking		Investment		Off	All other
	Colombia	Panamá	Salvador	Guatemala	Trust	Banking	Brokerage	shore	segments	Total
In millions of COP
Foreclosed assets received from impaired loans	163,274	39,486	16,191	7,157	-	-	-	-	24,030	250,138
Provisions	3,182,198	62,502	109,846	124,978	548	(467)	147	(5,477)	(5,576)	3,468,699

Schedule of geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the interest and valuation was originated:

	2019		2018		2017
Geographic information	Interest and	Long-lived	Interest and	Long-lived	Interest and	Long-lived
	valuation	assets(1)	valuation	assets(1)	valuation	assets (1)
In millions of COP
Colombia	13,129,674	7,095,848	12,379,140	4,788,744	13,111,518	4,353,782
Panama	2,592,875	792,841	2,166,482	378,021	1,986,741	297,832
Puerto Rico	83,303	1,586	77,917	321	68,556	388
Peru(2)	-	-	253	165,076	658	115,840
El Salvador	1,097,976	373,378	932,444	296,040	883,538	280,562
Costa Rica	-	107	-	131	-	80
Guatemala	978,101	288,794	895,693	170,078	866,049	166,662
Total	17,881,929	8,552,554	16,451,929	5,798,411	16,917,060	5,215,146
Eliminations and translation adjustment	(501,245)	6,173,494	(335,429)	6,533,616	(220,667)	5,999,471
Total, net	17,380,684	14,726,048	16,116,500	12,332,027	16,696,393	11,214,617
(1)	Included assets held for sale, premises and equipment, investment property and goodwill.
(2)

Investments in FiduPerú S.A. and Arrendamiento Operativo CIB S.A.C were sold in 2019 and  classified as Assets held for sale in the Consolidated Statement of Financial Position as of December 31, 2018. For Further information, see Note 13 Assets held for sale and inventories.